LAND USE RIGHTS	12 Months Ended
Dec. 31, 2023
LAND USE RIGHTS
LAND USE RIGHTS
5.	LAND USE RIGHTS
Land use rights are amortized under straight-line method through the respective period of land rights, which are from
40-50
years. Amortization expense for the years ended December 31, 2021, 2022 and 2023 was
approximately RMB3 million, RMB3 million and RMB3 million, respectively. As of December 31, 2022, and 2023, the net book value was RMB83 million and RMB80 million respectively.